Cash Flow Notes (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Cash Flow Notes
18 CASH FLOW NOTES

Group
	2011	2010
	US$’000	US$’000

Cash and cash equivalents comprise:
Cash available on demand	2	13
Short-term deposits	2,759	2,451
	2,761	2,464